RETIREMENT BENEFIT PLANS - Summary of Composition and Fair Value of Plan Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Property	£ 848	£ 1,073
Property, percentage	11.00%	14.00%
Derivatives	£ (6)	£ (18)
Derivatives, percentage	0.00%	0.00%
Cash	£ 918	£ 341
Cash, percentage	12.00%	4.00%
Repurchase agreements	£ (3,629)	£ (3,328)
Repurchase agreements, percentage	(48.00%)	(43.00%)
Infrastructure	£ 65	£ 112
Infrastructure, percentage	1.00%	1.00%
Annuities	£ 262	£ 267
Annuities, percentage	3.00%	3.00%
Longevity swap	£ (76)	£ (83)
Longevity swap, percentage	(1.00%)	(1.00%)
Other	£ 3	£ 167
Other, percentage	0.00%	2.00%
Plan assets, at fair value	£ 7,629	£ 7,796
Total, percentage	100.00%	100.00%
Corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 2,433	£ 2,697
Equity instruments, percentage contributed to fair value of plan assets	32.00%	35.00%
Government fixed interest bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 1,717	£ 1,348
Equity instruments, percentage contributed to fair value of plan assets	23.00%	17.00%
Government index-linked bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 4,509	£ 4,444
Equity instruments, percentage contributed to fair value of plan assets	59.00%	58.00%
Overseas equities
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 585	£ 776
Equity instruments, percentage contributed to fair value of plan assets	8.00%	10.00%
Quoted prices in active markets
Disclosure of net defined benefit liability (asset) [line items]
Property	£ 0	£ 0
Property, percentage	0.00%	0.00%
Derivatives	£ 0	£ 0
Derivatives, percentage	0.00%	0.00%
Cash	£ 0	£ 0
Cash, percentage	0.00%	0.00%
Repurchase agreements	£ 0	£ 0
Repurchase agreements, percentage	0.00%	0.00%
Infrastructure	£ 62	£ 0
Infrastructure, percentage	1.00%	0.00%
Annuities	£ 0	£ 0
Annuities, percentage	0.00%	0.00%
Longevity swap	£ 0	£ 0
Longevity swap, percentage	0.00%	0.00%
Other	£ 0	£ 0
Other, percentage	0.00%	0.00%
Plan assets, at fair value	£ 8,570	£ 8,303
Total, percentage	113.00%	108.00%
Quoted prices in active markets | Corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 2,282	£ 2,511
Equity instruments, percentage contributed to fair value of plan assets	30.00%	33.00%
Quoted prices in active markets | Government fixed interest bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 1,717	£ 1,348
Equity instruments, percentage contributed to fair value of plan assets	23.00%	17.00%
Quoted prices in active markets | Government index-linked bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 4,509	£ 4,444
Equity instruments, percentage contributed to fair value of plan assets	59.00%	58.00%
Quoted prices in active markets | Overseas equities
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0	£ 0
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Prices not quoted in active markets
Disclosure of net defined benefit liability (asset) [line items]
Property	£ 848	£ 1,073
Property, percentage	11.00%	14.00%
Derivatives	£ (6)	£ (18)
Derivatives, percentage	0.00%	0.00%
Cash	£ 918	£ 341
Cash, percentage	12.00%	4.00%
Repurchase agreements	£ (3,629)	£ (3,328)
Repurchase agreements, percentage	(48.00%)	(43.00%)
Infrastructure	£ 3	£ 112
Infrastructure, percentage	0.00%	1.00%
Annuities	£ 262	£ 267
Annuities, percentage	3.00%	3.00%
Longevity swap	£ (76)	£ (83)
Longevity swap, percentage	(1.00%)	(1.00%)
Other	£ 3	£ 167
Other, percentage	0.00%	2.00%
Plan assets, at fair value	£ (941)	£ (507)
Total, percentage	(13.00%)	(8.00%)
Prices not quoted in active markets | Corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 151	£ 186
Equity instruments, percentage contributed to fair value of plan assets	2.00%	2.00%
Prices not quoted in active markets | Government fixed interest bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0	£ 0
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Prices not quoted in active markets | Government index-linked bonds
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0	£ 0
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Prices not quoted in active markets | Overseas equities
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 585	£ 776
Equity instruments, percentage contributed to fair value of plan assets	8.00%	10.00%